Inventories (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Inventory [Line Items]
Products	¥ 377,668		¥ 309,160
Packing materials and others	7,004		2,911
Inventories	384,672		312,071		$ 59,123
Write-downs	¥ 42,313	$ 6,503	¥ 38,759	¥ 21,125